Note 8 - Inventories	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Inventory Disclosure [Text Block]
8.	Inventories:
  The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:
	December 31, 2017	December 31, 2018
Lubricants	574	522
Consumable stores	71	65
Total	645	587